Acquisition, integration and other	12 Months Ended
Dec. 31, 2021
Acquisition, integration and other [Abstract]
Acquisition, integration and other	Acquisition, integration and other
We incur charges that relate to our business acquisitions, including transaction costs and integration activities, which could vary from year to year depending on the volume, nature and complexity of the transactions completed in each fiscal year.
We also, from time to time, incur costs associated with streamlining our operations, including ongoing and incremental efficiency initiatives, which may include personnel-related costs and rationalization of real estate. Other costs may also include external costs that are unusual in their nature or significance, such as incremental costs incurred in connection with the COVID-19 pandemic, adverse litigation judgments or regulatory decisions, and other costs that do not contribute normally to the earning of revenues.

Years Ended December 31 (millions)	2021	2020	2019
Acquisition and integration costs	$11	$44	$1
Other	12	15	6
	$23	$59	$7